Recoverable Cash Advances - Additional Information (Detail) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure of financial liabilities [line items]
Net increase in recoverable cash advances	€ 0.7
Walloon Region [member]
Disclosure of financial liabilities [line items]
Cash settlement liability paid	0.8
Cash settlement	€ 1.4